Right-of-use-assets - Summary of Breakdown of Right-of-use Assets Based on Geographical Location (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 50,755	€ 49,013	€ 54,718
United States of America [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	15,853	14,643
Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	11,977	9,671
Spain [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,809	5,382
United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	7,625	9,274
China [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,076	5,484
Other countries [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 6,415	€ 4,559